Intangible Assets and Goodwill (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021			September 30, 2022
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying Value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	10,793,974	(9,754,602)	1,039,372	10,793,974	(10,148,968)	645,006
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	15,823,974	(14,784,602)	1,039,372	15,823,974	(15,178,968)	645,006

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Schedule of amortization expense for current year and future periods
Software
RMB

Nine months ended September 30, 2022 (actual)	394,366
Remainder of 2022	136,023
Estimate for year ended December 31, 2023	508,393
2024	590
2025	-
2026	-
2027	-